Cash and Cash Equivalents - (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at December 31,	As at December 31,
	2018 $	2017 $
Cash	2,905	6,319
Short-term bank deposits	38,699	49,075
	41,604	55,394